								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Valuation Comments	Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
XXXX	44835496	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX																																	XXXX	XXXX	1.05%	XXXX	90.0																Origination AVM $xxxx Variance -1.47% Post Close AVM $xxxx Variance 1.05%; Utilities were on and both a smoke and CO2 Detector were installed with the water heater double strapped
XXXX	31711499	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX	XXXX	XXXX	27.69%	XXXX	XXXX	XXXX	-11.90%	XXXX	88.0	Origination AVM $xxxx Variance -0.50%

Post Close AVM $xxxx Variance -11.9%

Post Close BPO $xxxx Variance +27.69%

; Subject has external Depreciation due to near the freeway

Water and gas on. Water heater double strapped with smoke and CO2 detector installed; Per 3rd Party Drive-By BPO, "Subject appeared to in in overall average condition. Construction quality also in average condition. Suggested list price as-is $xxxx, sales price $xxxx, or 30 day price $xxxx." Variance from the original appraised value is +27.69%.
XXXX	90574944	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX	XXXX	XXXX	-2.78%	XXXX	XXXX	XXXX	38.89%	XXXX	XXXX	XXXX	-10.89%	XXXX	0.0	Origination AVM $xxxx Variance -8.47%

BPO value $xxxx

Post Close AVM $xxxx Variance -10.89% Confidence score 94 ; Solar is leased.

CO2 and smoke detectors and water heater double strapped.  Utilities on.

Deed transfer xxxx for $xxxx
XXXX	26045881	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX	XXXX	XXXX	-3.02%	XXXX	XXXX	XXXX	5.57%	XXXX	90.0	Origination AVM $xxxx Variance -18.96%

BPO $xxxx Variance -3.02%

Post Close AVM $xxxx Variance 5.57% Confidence Score 90

; Utilities were on at inspection

CO2 and smoke detectors installed-water heater double strapped

Subject has an accessory unit not included in GLA or room count and no permits were found .